Shareholder Report, Average Annual Return (Details)	12 Months Ended	29 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000099770
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	27.12%		8.46%	7.46%
C000237496
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000099773
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000099770
Average Annual Return [Line Items]
Average Annual Return, Percent	34.87%		9.75%	8.09%
Without Sales Load [Member] | C000237496
Average Annual Return [Line Items]
Average Annual Return, Percent	35.26%	22.83%
Without Sales Load [Member] | C000099773
Average Annual Return [Line Items]
Average Annual Return, Percent	35.25%		10.02%	8.36%
DWS Index: MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.67%		11.17%	9.95%
DWS Index: MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.67%	14.98%
DWS Index: MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.67%		11.17%	9.95%
DWS Index: MSCI World Communication Services Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.84%		11.56%	8.55%
DWS Index: MSCI World Communication Services Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.84%	23.03%
DWS Index: MSCI World Communication Services Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.84%		11.56%	8.55%